Financial risk management - Market Risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Senior GBP Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £			£ 0.0	£ 0.0
Notional amount | £			£ 0.0	£ 0.0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 5,100,000	€ 2,600,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	175,000,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	1,800,000
Currency risk | Pound Sterling | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	(1,900,000)	0
Currency risk | US dollar | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ (2,000,000.0)	€ 0
Currency risk | US dollar | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	99.00%	95.10%	99.00%	95.10%
Financial assets	€ 6,900,000
Financial liabilities		€ 18,800,000
Currency risk | Euro | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	62.10%	77.20%	62.10%	77.20%
Financial liabilities	€ 9,700,000	€ 5,900,000
Currency risk | Swedish Krona | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ (2,500,000)	€ (400,000)
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%		0.00%